Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
1919 Financial Services Fund | Class A
Prospectus:
Trading Symbol	SBFAX
1919 Financial Services Fund | Class C
Prospectus:
Trading Symbol	SFSLX
1919 Financial Services Fund | Class I
Prospectus:
Trading Symbol	LMRIX
1919 Socially Responsive Balanced Fund | Class I
Prospectus:
Trading Symbol	LMRNX
1919 Socially Responsive Balanced Fund | Class A
Prospectus:
Trading Symbol	SSIAX
1919 Socially Responsive Balanced Fund | Class B
Prospectus:
Trading Symbol	SESIX
1919 Socially Responsive Balanced Fund | Class C
Prospectus:
Trading Symbol	SESLX
1919 Maryland Tax-Free Income Fund | Class A
Prospectus:
Trading Symbol	LMMDX
1919 Maryland Tax-Free Income Fund | Class C
Prospectus:
Trading Symbol	LMMCX
1919 Maryland Tax-Free Income Fund | Class I
Prospectus:
Trading Symbol	LMMIX
1919 Variable Socially Responsive Balanced Fund | 1919 Variable Socially Responsive Balanced Fund
Prospectus:
Trading Symbol	QLMICX